INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of components of our income tax benefit for the periods

	Year Ended December 31,
	2019	2018	2017
Current income tax expense:
Federal	$—	$—	$—
State	252	377	—
Total current income tax expense	252	377	—
Deferred income tax benefit:
Federal	—	—	—
State	—	—	—
Total deferred income tax benefit	—	—	—
Income Tax Provision	$252	$377	$—

Schedule of a reconciliation of the federal statutory rates to our effective tax rates

	Year Ended December 31,
	2019	2018	2017
Federal tax benefit at statutory rate	21.0%	21.0%	34.0%
State income taxes, net of federal benefit	3.2	2.6	2.9
Non-deductible expenses and other	(0.1)	(0.9)	(0.1)
Non-deductible warrant expenses	0.4	(1.6)	—
Share-based compensation	(0.4)	0.4	(0.8)
Change in federal tax rate	—	—	(21.1)
Change in valuation allowance, net	(25.2)	(22.6)	(16.0)
Research and development credits	1.0	0.9	1.1
Effective tax rate	(0.1)%	(0.2)%	(0.0)%

Schedule of components of our deferred tax assets and liabilities

	2019	2018
Deferred tax assets:
Accrued and reserves	$4,231	$4,685
Inventory	15,181	15,419
Tax credits	10,880	5,334
Lease Liability	14,800	—
Net operating loss	149,141	66,427
Total gross deferred tax assets	194,233	91,865
Depreciation and amortization	(4,749)	(3,179)
Goodwill	(114)	—
Lease ROU Asset	(14,507)	—
Valuation allowance	(174,863)	(88,686)
Net deferred tax assets	$—	$—

Schedule of tabular reconciliation of the total amounts of unrecognized tax benefits.

	Year Ended December 31,
	2019	2018	2017
Unrecognized tax benefits as of the beginning of the year	$2,433	$862	$—
Increases related to prior year tax provisions	383	197	332
Decrease related to prior year tax provisions	(247)	—	—
Increase related to current year tax provisions	2,464	1,374	530
Unrecognized tax benefits as of the end of the year	$5,033	$2,433	$862